Convertible Debt (Details) - Schedule of Convertible Debt Balance - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt A [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding	$ 1,154,000	$ 1,154,000
Less: discounts (issuance, redemptions)	(185,224)	(185,224)
Amortization of discounts	182,256	169,344
Carrying value	1,151,032	1,138,120
Less Related Party Portion	(100,000)	(100,000)
Debt A [Member] | Convertible Notes – A [Member]
Schedule of Convertible Debt Balance [Line Items]
Convertible Notes	1,051,032	1,038,120
Debt B [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding	5,154,000	5,154,000
Less: discounts (issuance, redemptions)	(1,818,939)	(1,818,939)
Amortization of discounts	1,818,939	1,818,939
Carrying value	5,154,000	5,154,000
Debt C [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding	3,945,020	3,820,020
Less: discounts (issuance, redemptions)	(1,088,223)	(1,063,223)
Amortization of discounts	1,016,620	462,048
Carrying value	3,873,417	3,218,845
Debt D [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding	2,000,000	2,000,000
Less: discounts (issuance, redemptions)	(1,864,654)	(1,539,654)
Amortization of discounts	1,814,814	376,321
Carrying value	1,950,160	836,667
Debt E [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding	1,100,000
Less: discounts (issuance, redemptions)	(550,000)
Amortization of discounts	550,000
Carrying value	1,100,000
Less Related Party Portion	(50,000)
Debt E [Member] | Convertible Notes – E [Member]
Schedule of Convertible Debt Balance [Line Items]
Convertible Notes	1,050,000
Debt F [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding	1,932,500
Less: discounts (issuance, redemptions)	(966,250)
Amortization of discounts	415,482
Carrying value	$ 1,381,732